OTHER LIABILITIES (Details) - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Current [Abstract]
Loans and borrowings	[1]	$ 577,576	$ 0
Lease liabilities		127,960	0
Total current other liabilities		705,536	0
Non-current [Abstract]
Loans and borrowings	[1]	1,740,042	0
Lease liabilities		140,465	0
Sub-lease security deposit		29,906
Total non-current other liabilities		1,910,413	0
Total other liabilities		$ 2,615,949	$ 0
Surface Properties [Member]
Loans and Borrowings [Abstract]
Interest rate		10.00%

[1]	At June 30, 2020, the Group had loans and borrowings relating to surface properties that form part of 'exploration and evaluation assets' which have been fully or partly financed by the seller of the surface properties. The loans and borrowings are repayable in monthly instalments, based on an implied interest rate of 10%, and secured by the respective surface property.